SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation (Details)	Jun. 30, 2022 ¥ / $	Jun. 30, 2022 £ / $	Dec. 31, 2021 ¥ / $	Dec. 31, 2021 £ / $	Jun. 30, 2021 ¥ / $
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
At end of the period	6.7030	0.8262	6.3524	0.7419	6.4576
Average rate for the period ended	6.4816	0.7713	6.4491	0.7327	6.4682